S000054499 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	114 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
STOXX® Global ESG Select KPIs Index℠
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	23.64%	12.48%	13.27%
MSCI World Index
Prospectus [Line Items]
Average Annual Return, Percent	[2]	21.09%	12.15%	12.52%
FlexShares STOXX Global ESG Select Index Fund
Prospectus [Line Items]
Average Annual Return, Percent		23.58%	12.42%	13.22%
Performance Inception Date				Jul. 13, 2016
FlexShares STOXX Global ESG Select Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		23.14%	11.96%	12.74%
FlexShares STOXX Global ESG Select Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		14.22%	9.82%	10.90%

[1]	Formerly known as STOXX® Global ESG Impact IndexSM.
[2]	Reflects no deduction for fees, expenses or taxes.